Unaudted Interim Condensed Consolidated Balance Sheets		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		¥ 1,959,991,776	$ 273,795,403	¥ 1,070,513,011
Short-term investments		1,229,636,750	171,770,563	847,927,125
Accounts receivable, net		23,518,435	3,285,340	23,714,517
Prepaid services fees		54,221,100	7,574,261	53,331,115
Other receivables and prepaid expenses, net		59,996,545	8,381,044	17,819,085
Total current assets		3,327,364,606	464,806,611	2,013,304,853
NON-CURRENT ASSETS
Property and equipment, net		58,339,212	8,149,529	125,811,741
Long-term investments		11,201,824	1,564,806	11,205,874
Prepaid expenses and deposits		16,536	2,310	16,536
Deferred tax assets		440,346	61,513	440,346
Operating lease right-of-use assets		1,249,038	174,481	1,580,414
Total non-current assets		71,246,956	9,952,639	139,054,911
TOTAL ASSETS		3,398,611,562	474,759,250	2,152,359,764
CURRENT LIABILITIES
Accounts payable		24,087,916	3,364,892	27,847,447
Deferred revenues		2,570,770	359,116	3,614,212
Other payables and accrued liabilities		639,008,410	89,264,438	572,874,009
Bank loans		30,000,000	4,190,764	15,000,000
Operating lease liabilities - current		796,939	111,326	803,622
Convertible notes payable		238,739,310	33,350,000	109,119,912
Taxes payable		14,667,648	2,048,956	14,862,809
Total current liabilities		949,870,993	132,689,492	744,122,011
OTHER LIABILITIES
Operating lease liabilities - noncurrent		386,193	53,948	696,549
Total other liabilities		22,991,075	3,211,672	23,301,431
Total liabilities		972,862,068	135,901,164	767,423,442
COMMITMENTS AND CONTINGENCIES (Note 16)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		2,226,171,080	310,978,554	1,836,463,319
Accumulative deficit		(757,410,512)	(105,804,279)	(863,708,298)
Statutory reserves		20,666,568	2,886,957	20,666,568
Accumulated other comprehensive income (loss)		(7,589,694)	(1,060,220)	5,631,753
Total shareholders’ equity		1,482,011,907	207,025,383	999,184,118
NONCONTROLLING INTERESTS		943,737,587	131,832,703	385,752,204
Total equity		2,425,749,494	338,858,086	1,384,936,322
Total liabilities and shareholders’ equity		3,398,611,562	474,759,250	2,152,359,764
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	13,095	1,829	13,095
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	161,370	22,542	117,681
Related Party
OTHER LIABILITIES
Amount due to related party – noncurrent		¥ 22,604,882	$ 3,157,724	¥ 22,604,882

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025.